Financial Instruments (Details 11) - Foreign currency risk - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial instruments
Net exposure	R$ 46,271	R$ 30,395
Accounts payable
Financial instruments
Net exposure	0	0
Cash and cash equivalents
Financial instruments
Net exposure	23,951	9,688
Accounts receivable
Financial instruments
Net exposure	22,181	20,707
Other assets
Financial instruments
Net exposure	R$ 139	R$ 0